UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2016

DATE OF REPORTING PERIOD: July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (24.7%)
	Consumer Discretionary (5.3%)
600,000	Altice Luxembourg, SA*~ 7.750%, 05/15/22	$609,750
200,000	Argos Merger Sub, Inc.*µ 7.125%, 03/15/23	209,375
960,000	CalAtlantic Group, Inc.µ 5.375%, 10/01/22	999,000
611,000	Century Communities, Inc.µ 6.875%, 05/15/22	607,181
750,000	Charter Communications Operating, LLC / Charter Communications Operating Capital*µ 4.908%, 07/23/25	827,344
556,000	Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	633,145
950,000	Dana Financing Luxembourg Sarl*~ 6.500%, 06/01/26	976,719
	DISH DBS Corp.µ
1,520,000	5.875%, 07/15/22	1,522,850
800,000	6.750%, 06/01/21	854,000
680,000	5.125%, 05/01/20	697,425
900,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	931,500
	GameStop Corp.*µ
500,000	5.500%, 10/01/19	510,625
175,000	6.750%, 03/15/21	177,953
759,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	787,462
	Goodyear Tire & Rubber Companyµ
1,000,000	7.000%, 05/15/22	1,075,000
195,000	5.125%, 11/15/23	206,944
	L Brands, Inc.µ
1,730,000	6.950%, 03/01/33	1,786,225
165,000	5.625%, 02/15/22	182,634
2,000,000	Liberty Interactive, LLCµ 8.500%, 07/15/29	2,206,250
	Meritage Homes Corp.µ
1,367,000	7.000%, 04/01/22	1,502,846
800,000	7.150%, 04/15/20	876,500
600,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	634,500
1,710,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	2,019,937
412,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	443,415
	Service Corp. Internationalµ
1,000,000	8.000%, 11/15/21	1,182,500
295,000	5.375%, 05/15/24	315,466
	SFR Group, SA*
800,000	6.000%, 05/15/22µ	781,500
200,000	7.375%, 05/01/26	199,750
1,000,000	Time, Inc.*µ 5.750%, 04/15/22	977,500
1,200,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	1,257,000

		25,992,296

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (0.7%)
675,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	$627,750
1,600,000	JBS USA, LLC*µ 5.750%, 06/15/25	1,589,000
319,000	NBTY, Inc.* 7.625%, 05/15/21	326,377
	Post Holdings, Inc.
616,000	7.375%, 02/15/22	659,505
220,000	7.750%, 03/15/24*µ	245,025

		3,447,657

	Energy (3.8%)
1,776,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	1,313,130
400,000	Bill Barrett Corp. 7.000%, 10/15/22	291,750
830,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	381,281
2,500,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	1,579,687
	Carrizo Oil & Gas, Inc.µ
750,000	7.500%, 09/15/20	747,656
425,000	6.250%, 04/15/23	403,750
1,828,000	Cimarex Energy Companyµ 5.875%, 05/01/22	1,917,654
1,160,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	535,050
	Energy Transfer Equity, LPµ
500,000	5.875%, 01/15/24	503,438
300,000	5.500%, 06/01/27	292,313
1,400,000	Gulfmark Offshore, Inc. 6.375%, 03/15/22	563,500
623,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	638,964
1,500,000	MPLX, LP*µ 4.875%, 06/01/25	1,498,830
1,065,000	Oasis Petroleum, Inc.µ 6.500%, 11/01/21	905,250
1,410,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	371,888
800,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	609,500
255,000	Rice Energy, Inc.µ 7.250%, 05/01/23	257,231
4,000,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	3,987,500
750,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	699,844
2,967,000	W&T Offshore, Inc. 8.500%, 06/15/19	827,051
700,000	Western Refining, Inc.µ 6.250%, 04/01/21	652,313

		18,977,580

	Financials (1.8%)
2,335,000	AON Corp.µ 8.205%, 01/01/27	3,089,847
	DuPont Fabros Technology, LPµ
520,000	5.875%, 09/15/21	545,675
300,000	5.625%, 06/15/23	313,875
885,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	909,891

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

90,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	$95,681
600,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	560,250
2,600,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	2,697,760
865,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	857,431

		9,070,410

	Health Care (2.1%)
2,000,000	Alere, Inc. 6.500%, 06/15/20	1,967,500
1,810,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,658,412
419,000	Endo International, PLC*µ‡ 7.250%, 01/15/22	389,408
825,000	Endo, Ltd.*~^ 6.000%, 07/15/23	723,422
1,500,000	Grifols Worldwide Operations, Ltd.~ 5.250%, 04/01/22	1,572,187
795,000	HCA Holdings, Inc.µ 5.875%, 05/01/23	853,631
330,000	Hologic, Inc.*µ 5.250%, 07/15/22	351,038
750,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	727,969
1,400,000	Tenet Healthcare Corp.^ 6.750%, 06/15/23	1,355,375
325,000	Valeant Pharmaceuticals International, Inc.*µ 7.000%, 10/01/20	303,063
600,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	591,000

		10,493,005

	Industrials (3.8%)
1,935,000	ACCO Brands Corp.µ 6.750%, 04/30/20	2,047,472
1,400,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust~ 5.000%, 10/01/21	1,531,250
1,300,000	Deluxe Corp.µ 6.000%, 11/15/20	1,348,750
750,000	Garda World Security Corp.* 7.250%, 11/15/21	642,656
1,530,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	1,601,719
	Icahn Enterprises, LPµ
957,000	5.875%, 02/01/22	918,720
175,000	4.875%, 03/15/19	174,235
	Meritor, Inc.µ
980,000	6.750%, 06/15/21	946,925
560,000	6.250%, 02/15/24	495,600
	Michael Baker International, LLC*µ
621,000	8.250%, 10/15/18	611,685
500,690	8.875%, 04/15/19	428,403
1,750,000	Navistar International Corp. 8.250%, 11/01/21	1,302,656
1,020,000	Terex Corp.µ 6.000%, 05/15/21	1,037,850
1,400,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	1,479,625

PRINCIPAL AMOUNT		VALUE

4,000,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	$4,275,000

		18,842,546

	Information Technology (3.1%)
	Amkor Technology, Inc.µ
1,900,000	6.375%, 10/01/22	1,928,500
707,000	6.625%, 06/01/21	714,512
3,300,000	Belden, Inc.*µ 5.500%, 09/01/22	3,434,062
1,090,000	Cardtronics, Inc.µ 5.125%, 08/01/22	1,095,450
257,000	CDW, LLC / CDW Finance Corp.µ 5.000%, 09/01/23	264,389
860,000	CommScope Technologies Finance, LLC*µ 6.000%, 06/15/25	910,525
2,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	2,142,500
	Nuance Communications, Inc.*
580,000	5.375%, 08/15/20µ	595,950
420,000	6.000%, 07/01/24	436,800
500,000	NXP Semiconductors, NV*~ 5.750%, 02/15/21	520,625
3,000,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,108,750

		15,152,063

	Materials (1.7%)
725,000	Alcoa, Inc.µ 5.125%, 10/01/24	765,781
1,800,000	ArcelorMittal~ 6.500%, 03/01/21	1,905,750
	First Quantum Minerals, Ltd.*
232,000	7.000%, 02/15/21	207,205
227,000	6.750%, 02/15/20~	208,982
	INEOS Group Holdings, SA*
1,950,000	6.125%, 08/15/18µ^	1,983,208
400,000	5.625%, 08/01/24	396,000
1,150,000	New Gold, Inc.*µ 7.000%, 04/15/20	1,189,531
420,000	Sealed Air Corp.*µ 5.250%, 04/01/23	447,038
1,300,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	1,363,375

		8,466,870

	Telecommunication Services (1.9%)
	CenturyLink, Inc.
666,000	6.750%, 12/01/23µ	694,305
125,000	7.500%, 04/01/24^	133,516
	Frontier Communications Corp.
1,563,000	7.625%, 04/15/24µ	1,457,497
440,000	11.000%, 09/15/25~µ	470,800
75,000	10.500%, 09/15/22	81,047
441,000	Intelsat Jackson Holdings, SA*^ 8.000%, 02/15/24	420,328
	Neptune Finco Corp.*µ
400,000	10.875%, 10/15/25	468,000
200,000	10.125%, 01/15/23	229,000
	Sprint Corp.µ
3,635,000	7.875%, 09/15/23	3,337,384
420,000	7.125%, 06/15/24	372,487
305,000	7.250%, 09/15/21	284,413

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,530,000		T-Mobile USA, Inc.µ 6.625%, 04/01/23	$1,643,794

			9,592,571

		Utilities (0.5%)
1,050,000		AES Corp.µ 7.375%, 07/01/21	1,197,656
1,215,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,287,141

			2,484,797

		TOTAL CORPORATE BONDS (Cost $127,614,729)	122,519,795

CONVERTIBLE BONDS (27.8%)
		Consumer Discretionary (3.7%)
670,000		CalAtlantic Group, Inc. 1.250%, 08/01/32	715,711
		Ctrip.com International, Ltd.
3,070,000		1.000%, 07/01/20	3,332,163
2,345,000		1.250%, 10/15/18	2,959,507
200,000,000	JPY	HIS Company, Ltd. 0.000%, 08/30/19	2,000,723
2,200,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)~µ§ 0.750%, 03/30/43	2,523,180
1,550,000		Liberty Media Corp. 1.375%, 10/15/23	1,654,044
1,350,000		Priceline Group, Inc.µ 1.000%, 03/15/18	2,001,618
3,700,000		Tesla Motors, Inc.µ^ 1.250%, 03/01/21	3,261,124

			18,448,070

		Financials (5.6%)
2,300,000		Ares Capital Corp.µ 4.750%, 01/15/18	2,400,682
2,500,000	EUR	AURELIUS Equity Opportunities SE & Co. KGaA 1.000%, 12/01/20	3,354,709
3,750,000		AYC Finance, Ltd. 0.500%, 05/02/19	4,103,774
6,500,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	7,423,729
1,100,000		Colony Starwood Homes 3.000%, 07/01/19	1,273,833
1,970,000	CAD	Element Financial Corp.* 4.250%, 06/30/20	1,543,047
1,300,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	1,564,575
1,100,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	1,086,855
3,700,000	EUR	Industrivarden, ABµ 1.875%, 02/27/17	4,198,051
1,000,000		Starwood Property Trust, Inc.µ^ 4.550%, 03/01/18	1,066,095

			28,015,350

		Health Care (2.7%)
1,757,000		BioMarin Pharmaceutical, Inc.µ 1.500%, 10/15/20	2,328,640
1,805,000		Cepheidµ 1.250%, 02/01/21	1,677,287

PRINCIPAL AMOUNT			VALUE

950,000		Emergent Biosolutions, Inc.µ^ 2.875%, 01/15/21	$1,188,108
2,000,000		Illumina, Inc.µ^ 0.500%, 06/15/21	2,116,080
455,000		Incyte Corp. 1.250%, 11/15/20	836,891
1,650,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	1,299,169
1,250,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	1,372,131
1,080,000		Medidata Solutions, Inc. 1.000%, 08/01/18	1,261,273
925,000		NuVasive, Inc.* 2.250%, 03/15/21	1,131,617

			13,211,196

		Industrials (2.7%)
593,000		Air Lease Corp.µ 3.875%, 12/01/18	741,612
1,052,000		Atlas Air Worldwide Holdings, Inc. 2.250%, 06/01/22	1,043,779
2,300,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	2,887,690
1,750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	1,742,177
240,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/04/22	2,397,292
2,500,000	EUR	Safran, SA 0.000%, 12/31/20	2,617,552
1,600,000		Tutor Perini Corp.*µ 2.875%, 06/15/21	1,758,432

			13,188,534

		Information Technology (11.7%)
3,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	3,434,040
1,576,000		Blackhawk Network Holdings, Inc.* 1.500%, 01/15/22	1,612,248
1,500,000		Ciena Corp.*µ^ 3.750%, 10/15/18	1,796,565
1,000,000		Citrix Systems, Inc.^ 0.500%, 04/15/19	1,173,780
1,585,000		Cypress Semiconductor Corp.* 4.500%, 01/15/22	1,773,346
1,185,000		Euronet Worldwide, Inc.µ 1.500%, 10/01/44	1,454,552
825,000		Finisar Corp. 0.500%, 12/15/33	813,475
		FireEye, Inc.
1,600,000		1.000%, 06/01/35	1,496,992
1,271,000		1.625%, 06/01/35	1,171,214
900,000		Inphi Corp.* 1.125%, 12/01/20	1,009,957
3,300,000		Intel Corp.µ 3.250%, 08/01/39	5,642,389
1,200,000		Knowles Corp.* 3.250%, 11/01/21	1,228,818
2,425,000		LinkedIn Corp.µ 0.500%, 11/01/19	2,402,835
1,500,000		Mentor Graphics Corp.µ^ 4.000%, 04/01/31	1,650,592
2,900,000		Microchip Technology, Inc.µ 1.625%, 02/15/25	3,475,708

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

675,000		Novellus Systems, Inc.µ 2.625%, 05/15/41	$1,787,157
1,750,000		NVIDIA Corp.µ^ 1.000%, 12/01/18	4,952,745
2,835,000		NXP Semiconductors, NVµ^ 1.000%, 12/01/19	3,167,957
		ON Semiconductor Corp.
2,000,000		1.000%, 12/01/20^	1,876,900
1,525,000		2.625%, 12/15/26µ	1,632,528
470,000		Palo Alto Networks, Inc. 0.000%, 07/01/19	625,060
1,700,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	1,610,672
2,745,000		Salesforce.com, Inc.µ^ 0.250%, 04/01/18	3,615,700
1,449,000		ServiceNow, Inc.µ^ 0.000%, 11/01/18	1,727,853
		SunEdison, Inc.@
2,261,000		0.250%, 01/15/20*	97,065
275,000		2.000%, 10/01/18	11,488
975,000		Synchronoss Technologies, Inc.µ^ 0.750%, 08/15/19	1,014,634
2,250,000		Twitter, Inc.µ^ 1.000%, 09/15/21	2,032,920
		WebMD Health Corp.
1,200,000		2.625%, 06/15/23*	1,216,032
715,000		2.500%, 01/31/18	804,843
1,575,000		Workday, Inc. 0.750%, 07/15/18	1,859,768

			58,169,833

		Materials (0.7%)
2,400,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	3,435,867

		Telecommunication Services (0.7%)
3,200,000	EUR	America Movil, SAB de CV 0.000%, 05/28/20	3,519,667

		TOTAL CONVERTIBLE BONDS (Cost $140,152,614)	137,988,517

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
300,000		United States Treasury Note~ 0.875%, 11/30/16 (Cost $300,121)	300,539

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (11.3%)
		Consumer Discretionary (0.2%)
14,300		Fiat Chrysler Automobiles, NV 7.875%	894,966

		Consumer Staples (1.0%)
16,750		Bunge, Ltd.^
		4.875%	1,671,859
10,000		Post Holdings, Inc.
		5.250%	1,534,350
22,300		Tyson Foods, Inc.
		4.750%	1,795,373

			5,001,582

NUMBER OF SHARES		VALUE

	Energy (0.8%)
35,500	Hess Corp. 8.000%	$2,340,160
50,000	Southwestern Energy Company 6.250%	1,667,500

		4,007,660

	Financials (3.5%)
65,000	Affiliated Managers Group, Inc.µ^ 5.150%	3,595,312
19,600	American Tower Corp. 5.250%	2,207,548
29,000	Crown Castle International Corp. 4.500%	3,348,340
51,970	Mandatory Exchangeable Trust* 5.750%	5,497,646
39,750	Welltower, Inc.µ 6.500%	2,792,438

		17,441,284

	Health Care (2.4%)
4,870	Allergan, PLC 5.500%	4,365,176
53,075	Anthem, Inc.~ 5.250%	2,360,245
5,850	Teva Pharmaceutical Industries, Ltd. 7.000%	5,194,800

		11,920,221

	Industrials (0.2%)
10,000	Stanley Black & Decker, Inc. 6.250%	1,260,100

	Information Technology (0.7%)
16,200	Belden, Inc. 6.750%	1,717,200
15,000	MTS Systems Corp. 8.750%	1,684,500

		3,401,700

	Materials (0.2%)
21,500	Alcoa, Inc.^ 5.375%	778,300

	Telecommunication Services (0.9%)
14,717	Frontier Communications Corp. 11.125%	1,455,217
38,350	T-Mobile USA, Inc. 5.500%	2,993,985

		4,449,202

	Utilities (1.4%)
55,000	Dominion Resources, Inc.µ 6.375%	2,867,700
40,000	Exelon Corp. 6.500%	2,002,000
36,000	NextEra Energy, Inc.^ 6.371%	2,247,120

		7,116,820

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,646,764)	56,271,835

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (70.5%)
		Consumer Discretionary (9.1%)
2,600		Amazon.com, Inc.µ^#	$1,972,906
38,500		Carnival Corp.µ^	1,798,720
28,000		Comcast Corp. - Class Aµ	1,883,000
38,100	EUR	Daimler, AG	2,590,193
21,800		Delphi Automotive, PLCµ	1,478,476
100,000		Ford Motor Companyµ	1,266,000
14,800		Home Depot, Inc.µ^	2,045,952
10,800	KRW	Hyundai Motor Company	1,274,317
10,000		Lowe’s Companies, Inc.µ	822,800
10,800		McDonald’s Corp.µ	1,270,620
31,800	ZAR	Naspers, Ltd. - Class N	4,990,162
88,075		Newell Rubbermaid, Inc.^	4,620,415
13,965		Nike, Inc. - Class Bµ	775,058
83,000	JPY	Panasonic Corp.^	822,394
29,160	DKK	Pandora, A/S	3,798,124
9,000	EUR	Porsche Automobil Holding, SE	470,648
1,100		Priceline Group, Inc.µ#	1,485,891
29,000		Starbucks Corp.µ^	1,683,450
15,000		TJX Companies, Inc.µ	1,225,800
52,600	JPY	Toyota Motor Corp.^	3,038,412
21,150		Walt Disney Companyµ^	2,029,343
9,000		Whirlpool Corp.µ	1,731,240
16,000	GBP	Whitbread, PLC	817,034
35,000	EUR	Wolters Kluwer, NV	1,472,578

			45,363,533

		Consumer Staples (7.4%)
29,900	EUR	Anheuser-Busch InBev, SA	3,862,848
45,120	GBP	British American Tobacco, PLC	2,879,778
39,000		Coca-Cola Companyµ^	1,701,570
25,000		Costco Wholesale Corp.µ	4,180,500
160,800	GBP	Diageo, PLC	4,607,993
24,000		Mondelez International, Inc. - Class Aµ	1,055,520
41,900	CHF	Nestlé, SA	3,357,557
11,000		Philip Morris International, Inc.µ^	1,102,860
17,700		Procter & Gamble Companyµ	1,514,943
67,000	JPY	Seven & I Holdings Company, Ltd.	2,782,047
85,590	EUR	Unilever, NV	3,964,901
790,000	MXN	Wal-Mart de Mexico SAB de CV	1,803,307
32,000		Wal-Mart Stores, Inc.	2,335,040
18,000		Walgreens Boots Alliance, Inc.µ	1,426,500

			36,575,364

		Energy (5.5%)
875,000	GBP	BP, PLCµ	4,950,444
19,500		Chevron Corp.µ^	1,998,360
40,000		ConocoPhillipsµ^	1,632,800
23,500		Devon Energy Corp.µ	899,580
7,350		EOG Resources, Inc.µ	600,495
40,500		Exxon Mobil Corp.µ^	3,602,475
24,000		Noble Corp., PLCµ^	177,120
20,000		Phillips 66µ^	1,521,200
82,300	GBP	Royal Dutch Shell, PLC - Class Aµ	2,125,004
30,700	EUR	Royal Dutch Shell, PLC - Class A	799,709
17,074		Schlumberger, Ltd.µ^	1,374,798
73,000	CAD	Suncor Energy, Inc.µ	1,964,707
74,000	EUR	TOTAL, SA	3,558,945
186,052		WPX Energy, Inc.#	1,858,660

			27,064,297

NUMBER OF SHARES			VALUE

		Financials (10.1%)
709,400	HKD	AIA Group, Ltd.	$4,418,989
9,900		American Express Companyµ^	638,154
30,200		American International Group, Inc.µ	1,644,088
39,600		Axis Bank, Ltd.	1,615,680
133,000	EUR	Azimut Holding, S.p.A	2,094,386
105,000		Bank of America Corp.µ	1,521,450
41,000		Bank of New York Mellon Corp.µ	1,615,400
73,500		Citigroup, Inc.µ	3,220,035
576,000	JPY	Daiwa Securities Group, Inc.µ	3,304,090
29,000	EUR	Deutsche Böerse, AG	2,434,879
15,500		Discover Financial Servicesµ	881,020
23,500		First Republic Bankµ	1,684,245
213,100	MXN	Grupo Financiero Banorte, SAB de CV	1,167,220
19,000		Hartford Financial Services Group, Inc.µ^	757,150
103,700	EUR	ING Groep, NV	1,159,367
4,000		Intercontinental Exchange, Inc.µ	1,056,800
468,900	EUR	Intesa Sanpaolo, S.p.A	1,034,702
53,500		JPMorgan Chase & Companyµ^	3,422,395
99,000		Manulife Financial Corp.µ	1,349,370
86,477		MetLife, Inc.µ^	3,696,027
81,000	JPY	Mitsui Fudosan Company, Ltd.	1,788,930
98,000	CAD	Power Financial Corp.µ	2,266,013
8,500		Prudential Financial, Inc.µ	639,965
63,560	EUR	Vonovia, SE	2,519,986
88,000		Wells Fargo & Companyµ^	4,221,360

			50,151,701

		Health Care (9.2%)
17,000		Abbott Laboratories^	760,750
17,000		AbbVie, Inc.^	1,125,910
4,785		Alexion Pharmaceuticals, Inc.µ#	615,351
13,000		Amgen, Inc.µ^	2,236,390
18,000		Anthem, Inc.µ	2,364,120
1,885		Biogen, Inc.µ#	546,518
23,400		Celgene Corp.µ#	2,625,246
148,300	JPY	Chugai Pharmaceutical Company, Ltd.	5,542,186
34,250		Eli Lilly and Companyµ^	2,838,982
11,200		Gilead Sciences, Inc.µ	890,064
62,500	GBP	Hikma Pharmaceuticals, PLC	2,176,293
26,700		Johnson & Johnsonµ^	3,343,641
42,000		Medtronic, PLCµ^	3,680,460
26,289		Merck & Company, Inc.µ^	1,542,113
36,455	CHF	Novartis, AG	3,023,695
27,000	DKK	Novo Nordisk, A/S - Class Bµ	1,535,390
95,800		Pfizer, Inc.µ^	3,534,062
10,000		Stryker Corp.µ	1,162,800
48,733	EUR	UCB, SA	3,813,062
5,775		UnitedHealth Group, Inc.µ	826,980
12,700		Zimmer Biomet Holdings, Inc.µ	1,665,478

			45,849,491

		Industrials (10.3%)
190,000	CHF	ABB, Ltd.	4,035,998
36,500	EUR	Airbus Group, SEµ	2,153,248
37,029	EUR	ALSTOM#	911,822
101,500	GBP	Ashtead Group, PLC	1,606,473
610,000	GBP	BAE Systems, PLC	4,306,954
5,900		Boeing Companyµ^	788,594
194,572	HKD	CK Hutchison Holdings, Ltd.	2,280,565
24,000		CSX Corp.µ	679,920

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF SHARES			VALUE

7,900		Cummins, Inc.µ	$969,883
8,600		Delta Air Lines, Inc.µ	333,250
15,125		Eaton Corp., PLCµ	959,076
27,900	JPY	FANUC Corp.^	4,665,107
11,000		Fortune Brands Home & Security, Inc.µ	695,970
242,500		General Electric Companyµ	7,551,450
41,000		Honeywell International, Inc.µ^	4,769,530
33,997	EUR	KION Group, AG	1,864,193
75,000	JPY	Komatsu, Ltd.^	1,457,382
5,650		Northrop Grumman Corp.µ	1,223,959
27,402	EUR	Safran, SA	1,862,685
29,725	EUR	Schneider Electric, SE	1,939,355
21,750		Southwest Airlines Company^	804,967
19,000		Union Pacific Corp.µ^	1,767,950
8,000		United Parcel Service, Inc. - Class Bµ^	864,800
23,341		United Technologies Corp.µ	2,512,659

			51,005,790

		Information Technology (13.2%)
25,550		Accenture, PLC - Class Aµ^	2,882,295
5,100		Alphabet, Inc. - Class Aµ^#	4,035,834
6,266		Alphabet, Inc. - Class Cµ^#	4,817,238
95,000		Apple, Inc.µ^	9,899,950
11,000	EUR	ASML Holding, NV	1,207,808
21,700		Baidu, Inc.µ#	3,463,320
60,000	JPY	Canon, Inc.µ	1,702,770
15,775		Facebook, Inc. - Class Aµ#	1,955,153
85,000	CHF	Logitech International, SAµ	1,696,851
17,100		MasterCard, Inc. - Class Aµ	1,628,604
45,000		Micron Technology, Inc.µ#	618,300
57,000		Microsoft Corp.µ^	3,230,760
1,550	KRW	NAVER Corp.	983,451
20,400	JPY	Nintendo Company, Ltd.µ	4,234,379
580,000	EUR	Nokia Corp.^	3,346,310
14,300		QUALCOMM, Inc.µ	894,894
16,000		Salesforce.com, Inc.µ#	1,308,800
57,050	EUR	SAP SE	4,993,213
810,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,375,367
232,800	HKD	Tencent Holdings, Ltd.	5,622,848
15,000		Texas Instruments, Inc.µ	1,046,250
41,000	EUR	United Internet, AG	1,814,559

			65,758,954

		Materials (2.9%)
154,000	CAD	Barrick Gold Corp.µ	3,362,723
41,000		Dow Chemical Companyµ^	2,200,470
135,000	CAD	Goldcorp, Inc.µ	2,412,247
160,000	AUD	Newcrest Mining, Ltd.µ#	3,039,800
51,000	GBP	Rio Tinto, PLCµ	1,655,064
280,000	CAD	Yamana Gold, Inc.µ	1,601,961

			14,272,265

		Telecommunication Services (2.5%)
86,500		América Móvil, SAB de CV - Series Lµ^	997,345
50,000		AT&T, Inc.µ^	2,164,500
42,100	JPY	Nippon Telegraph & Telephone Corp.	2,000,582
96,000	EUR	Orange, SA	1,473,316
36,000	JPY	SoftBank Group Corp.^	1,981,600
1,176,545	GBP	Vodafone Group, PLCµ	3,574,207

			12,191,550

NUMBER OF SHARES			VALUE

		Utilities (0.3%)
45,801	EUR	Engie	$754,002
10,500		Exelon Corp.µ	391,440
29,000	EUR	RWE, AG#	515,827

			1,661,269

		TOTAL COMMON STOCKS (Cost $428,099,048)	349,894,214

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTION (0.0%) #
		Energy (0.0%)
150		Southwestern Energy Company Call, 01/20/17, Strike $8.00 (Cost $32,013)	99,750

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (4.7%)
23,570,730		Fidelity Prime Money Market Fund - Institutional Class (Cost $23,570,730)	23,570,730

TOTAL INVESTMENTS (139.1%) (Cost $772,416,019)			690,645,380

LIABILITIES, LESS OTHER ASSETS (-39.1%)			(194,031,742)

NET ASSETS (100.0%)			$496,613,638

COMMON STOCKS SOLD SHORT (-2.3%) #
		Consumer Staples (-0.3%)
(15,900)		Post Holdings, Inc.	(1,378,053)

		Energy (-0.6%)
(67,748)		Southwestern Energy Company	(987,766)
(186,050)		WPX Energy, Inc.	(1,858,639)

			(2,846,405)

		Health Care (-0.4%)
(36,500)		Teva Pharmaceutical Industries, Ltd.	(1,952,750)

		Information Technology (-1.0%)
(20,400)		Alibaba Group Holding, Ltd.	(1,682,592)
(47,600)		Ciena Corp.	(913,444)
(54,600)		Mentor Graphics Corp.	(1,166,256)
(28,500)		MTS Systems Corp.	(1,351,755)

			(5,114,047)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $10,516,082)	(11,291,255)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2016 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (0.0%) #
	Energy (0.0%)
300	Southwestern Energy Company Call, 01/20/17, Strike $13.00	$(98,250)

	Health Care (0.0%)
57	Gilead Sciences, Inc. Put, 08/05/16, Strike $78.50	(3,192)

	TOTAL WRITTEN OPTIONS (Premium $34,229)	(101,442)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $10,190,663.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $360,843,558. $87,244,197 of the collateral has been re-registered by one of the counterparties, BNP (see Note 4 - Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2016.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
@	In default status and considered non-income producing.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAP

					UNREALIZED
	FIXED RATE	FLOATING RATE	TERMINATION	NOTIONAL	APPRECIATION/
COUNTERPARTY	(FUND PAYS)	(FUND RECEIVES)	DATE	AMOUNT	(DEPRECIATION)
BNP Paribas, SA	1.140% quarterly	3 month LIBOR	03/14/17	$34,000,000	$(100,156)

					$(100,156)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JULY 31, 2016

	Value	% of Total Investments
US Dollar	$469,056,152	69.1%
European Monetary Unit	80,337,364	11.8%
Japanese Yen	37,717,894	5.6%
British Pound Sterling	31,586,934	4.7%
Canadian Dollar	13,150,698	1.9%
Hong Kong Dollar	12,322,402	1.8%
Swiss Franc	12,114,101	1.8%
Danish Krone	5,333,514	0.8%
South African Rand	4,990,162	0.7%
New Taiwan Dollar	4,375,367	0.6%
Australian Dollar	3,039,800	0.5%
Mexican Peso	2,970,527	0.4%
South Korean Won	2,257,768	0.3%

Total Investments Net of Common Stocks Sold Short and Written Options	$679,252,683	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007.

The Fund’s investment strategy is to generate a high level of current income with a secondary objective of capital appreciation. The Fund, under normal circumstances, will invest at least 40% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2016.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of July 31, 2016. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:

Cost basis of investments	$777,074,505

Gross unrealized appreciation	56,156,861
Gross unrealized depreciation	(142,585,986)

Net unrealized appreciation (depreciation)	$(86,429,125)

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $132.5 million and a lending agreement, “Lending Agreement” as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $132.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and ..55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is ..20%). For the period ended July 31, 2016, the average borrowings under the Agreements were $205.0 million. For the period ended July 31, 2016, the average interest rate was 1.12%. As of July 31, 2016, the amount of total outstanding borrowings was $196.0 million ($98.0 million under the BNP Agreement and $98.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2016 was 1.18%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As July 31, 2016, the Fund used approximately $25.8 million of its cash collateral to offset the SSB Agreement, representing 3.7% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.91%, which can fluctuate depending on interest rates. As of July 31, 2016, approximately $25.5 million of securities were on loan ($6.2 million of fixed income securities and $19.3 million of equity securities).

On May 22, 2015, the Fund’s board of trustees amended the Fund’s non-fundamental policy with respect to borrowings to be measured based on managed assets rather than total assets. The policy, as amended, is as follows:

As a non-fundamental policy, the Fund may not issue debt securities, borrow money or issue preferred shares in an aggregate amount exceeding 38% of the Fund’s managed assets measured at the time of issuance of the new securities.

For purposes of this non-fundamental policy, “managed assets” shall mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of liabilities (other than debt representing financial leverage). The policy is measured at each incurrence of the debt, and is not a maintenance test.

Note 5 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 4 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 6 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$122,519,795	$—	$122,519,795
Convertible Bonds	—	137,988,517	—	137,988,517
U.S. Government and Agency Security	—	300,539	—	300,539
Convertible Preferred Stocks	39,676,002	16,595,833	—	56,271,835
Common Stocks U.S.	176,251,257	—	—	176,251,257
Common Stocks Foreign	32,450,074	141,192,883	—	173,642,957
Purchased Option	99,750	—	—	99,750
Short Term Investment	23,570,730	—	—	23,570,730

Total	$272,047,813	$418,597,567	$—	$690,645,380

Liabilities:
Common Stocks Sold Short U.S.	$11,291,255	$—	$—	$11,291,255
Written Options	101,442	—	—	101,442
Interest Rate Swap	—	100,156	—	100,156

Total	$11,392,697	$100,156	$—	$11,492,853

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1	TRANSFERS IN TO LEVEL 2	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stocks Foreign	$15,958,528	$—	$—	$15,958,528

Total	$15,958,528	$—	$—	$15,958,528

*	Transfers from Level 2 to Level 1 were due to the lack of the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 15, 2016

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	September 15, 2016